Consolidated Balance Sheets Details (Tables)	12 Months Ended
Feb. 28, 2018
Balance Sheet Related Disclosures [Abstract]
Inventories	Inventories comprised the following:

	As at
	February 28, 2018	February 28, 2017
Raw materials	$—	$4
Work in process	—	1
Finished goods	3	21
	$3	$26

Property, Plant and Equipment
Property, plant and equipment comprised the following:

	As at
	February 28, 2018	February 28, 2017
Cost
Buildings, leasehold improvements and other	85	101
BlackBerry operations and other information technology	987	1,070
Manufacturing, repair and research and development equipment	75	87
Furniture and fixtures	10	15
	1,157	1,273
Accumulated amortization	1,093	1,182
Net book value	$64	$91

Intangible Assets
Intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the following terms:

Acquired technology	Between 3 and 10 years
Intellectual property	Between 1 and 17 years
Other acquired intangibles	Between 2 and 10 years
Intangible assets comprised the following:

	As at February 28, 2018
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$682	$512	$170
Intellectual property	411	212	199
Other acquired intangibles	197	89	108
	$1,290	$813	$477

	As at February 28, 2017
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$676	$446	$230
Intellectual property	418	184	234
Other acquired intangibles	197	59	138
	$1,291	$689	$602

Other acquired intangibles include items such as customer relationships and brand.

Intangible Assets, Weighted average remaining useful lives
The weighted average remaining useful lives of the intangible assets are as follows:

As at
	February 28, 2018	February 28, 2017
Acquired technology	3.2 years	3.4 years
Intellectual property	7.0 years	8.5 years
Other acquired intangibles	4.4 years	5.0 years

Changes to Carrying Amount of Goodwill
Changes to the carrying amount of goodwill during the fiscal years ended February 28, 2018, February 28, 2017 and February 29, 2016 were as follows:

Carrying Amount
Carrying amount as at February 28, 2015	$85
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(7)
Goodwill acquired through business combinations during the year	540
Carrying amount as at February 29, 2016	618
Goodwill Impairment Charge	(57)
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(2)
Carrying amount as at February 28, 2017	559
Effect of foreign exchange on non-U.S. dollar denominated goodwill	10
Carrying amount as at February 28, 2018	$569

Long-term Receivables	The Company’s long-term receivables comprised the following:

	As at
	February 28, 2018	February 28, 2017
Long-term intellectual property licensing receivable	$25	$—
Mortgage receivable	—	7
	$25	$7

Accrued Liabilities
Accrued liabilities comprised the following:

	As at
	February 28, 2018	February 28, 2017
Accrued royalties	18	43
Resource Alignment Program liability, current portion	19	18
Variable incentive accrual	40	29
Other	128	150
	$205	$240